Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Changes in number of shares in stockholders' equity
Changes in the number of shares of the Company’s outstanding stock for the last three years were as follows:

	Common Stock	Treasury Stock	Shares Outstanding

Balance - December 31, 2010	263,111,472	(19,197,642)	243,913,830

Purchase of treasury stock	–	(49,000)	(49,000)
Stock issued under stock compensation plans	–	1,667,245	1,667,245

Balance - December 31, 2011	263,111,472	(17,579,397)	245,532,075

Purchase of treasury stock	–	(412,800)	(412,800)
Stock issued under stock compensation plans	–	1,576,861	1,576,861

Balance - December 31, 2012	263,111,472	(16,415,336)	246,696,136

Purchase of treasury stock	–	(26,955,623)	(26,955,623)
Stock issued under stock compensation plans	–	1,687,795	1,687,795

Balance - December 31, 2013	263,111,472	(41,683,164)	221,428,308